Statement of Stockholders' Deficiency (Deficit) - USD ($)	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Total
Beginning Balance, Amount at Jul. 31, 2013	$ 225	$ 378,125	$ (638,117)	$ (259,767)
Beginning Balance, shares at Jul. 31, 2013	225,525
Interred interest on related party advances
Net loss for the year			(23,158)	(23,158)
Ending Balance, Amount at Jul. 31, 2014	$ 225	378,125	(661,275)	(282,925)
Ending Balance, shares at Jul. 31, 2014	225,525
Interred interest on related party advances		516		516
Net loss for the year			10,115	10,115
Ending Balance, Amount at Jul. 31, 2015	$ 225	$ 378,641	$ (651,160)	(272,294)
Ending Balance, shares at Jul. 31, 2015	225,525
Interred interest on related party advances				24,590
Net loss for the year				(28,908,967)
Ending Balance, Amount at Apr. 30, 2016				$ (1,000,316)